Other Assets - Activity in Allowance for Credit Losses (Details) - Customer portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity in allowance for credit losses related to customer financing receivables, net
Balance at beginning of year	$ (31,660)	$ (29,209)	$ (19,574)
Provisions, net	(37,191)	(2,477)	(10,131)
Amounts written off as uncollectible	23,525	11	317
Foreign currency translation	1,820	15	179
Other	(6,413)	0	0
Balance at end of year	$ (49,919)	$ (31,660)	$ (29,209)